Retirement Benefit Plans (Schedule Of Defined Benefit Plans Assets Measured At Fair Value, By Input Level) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	$ 853		$ 1,008
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			80
Equity Securities [Member] | Mutual And Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	193		190
Private Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	85		77
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	38	[1]	29	[1]
Sunoco, Inc. Common Stock [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			66
Defined Benefit Plans International Equity Securities [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			5
Government And Federal-Sponsored Agency Obligations [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	61		68
Corporate And Other Debt Instruments [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	268		252
Corporate And Other Debt Instruments [Member] | Fixed Income Securities [Member] | Mutual And Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	75		60
Defined Benefit Plans International Equity Securities Mutual And Collective Trust Funds [Member] | Equity Securities [Member] | Mutual And Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	133		181
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	38		336
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			80
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member] | Mutual And Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			40
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	38	[1]	29	[1]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Sunoco, Inc. Common Stock [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			66
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Defined Benefit Plans International Equity Securities [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			5
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Government And Federal-Sponsored Agency Obligations [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			68
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Defined Benefit Plans International Equity Securities Mutual And Collective Trust Funds [Member] | Equity Securities [Member] | Mutual And Collective Trust Funds [Member]

Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans			48
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	730		595
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Mutual And Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	193		150
Significant Other Observable Inputs (Level 2) [Member] | Government And Federal-Sponsored Agency Obligations [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	61
Significant Other Observable Inputs (Level 2) [Member] | Corporate And Other Debt Instruments [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	268		252
Significant Other Observable Inputs (Level 2) [Member] | Corporate And Other Debt Instruments [Member] | Fixed Income Securities [Member] | Mutual And Collective Trust Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	75		60
Significant Other Observable Inputs (Level 2) [Member] | Defined Benefit Plans International Equity Securities Mutual And Collective Trust Funds [Member] | Equity Securities [Member] | Mutual And Collective Trust Funds [Member]

Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	133		133
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	85		77
Significant Unobservable Inputs (Level 3) [Member] | Private Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets funded defined benefit plans	$ 85		$ 77

[1]	Substantially all of these funds are held in connection with fixed income investment strategies.